FAIR VALUE MEASUREMENTS (Schedule of Assets Measured at Fair Value) (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities- corporate debentures		$ 2,273
Investment in BioCancell - investment in Ordinary shares	218	265
Investment in BioCancell - investment in convertible note and warrants	25	2,768	[1]
Total financials assets	243	5,306
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities- corporate debentures
Investment in BioCancell - investment in Ordinary shares	218	265
Investment in BioCancell - investment in convertible note and warrants			[1]
Total financials assets	218	265
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities- corporate debentures		2,273
Investment in BioCancell - investment in Ordinary shares
Investment in BioCancell - investment in convertible note and warrants			[1]
Total financials assets		2,273
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities- corporate debentures
Investment in BioCancell - investment in Ordinary shares
Investment in BioCancell - investment in convertible note and warrants	25	2,768	[1]
Total financials assets	$ 25	$ 2,768

[1]	Including accrued interest on the note.